REVENUE	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
REVENUE

NOTE 3: REVENUE

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which the Company adopted effective January 1, 2019. No cumulative adjustment to members equity was required, and the adoption did not have a material impact on our financial statements, as no material arrangements prior to the adoption were impacted by the new pronouncement.

In continuing operations, the Company only recognizes revenue from one source, oil and gas production. No disaggregation is required for the six and the three months ended September 30, 2022 and 2021, respectively.

The Company may, from time to time, do contract drilling of oil wells for other energy companies and that services revenue would be categorized as Other Revenue within continuing operations. The Company may, from time to time, sell off working interests in drilling projects on its own oil and gas mineral leases, and that revenue would be categorized within “Other Income (Expense)”.

There were no significant contract asset or contract liability balances for all periods presented. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

Collections of the amounts billed are typically paid by the customers within 30 to 60 days.

White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
REVENUE

NOTE 2: REVENUE

The Company recognizes revenue when it transfers promised services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those services.

The following table disaggregates the Company’s revenue by major source for the years ended March 31:

	2022	2021
Revenue:
Oil and Gas Production	$5,038,855	$2,362,577
Other income	7,704	10,905
	$5,046,559	$2,373,482

There were no significant contract asset or contract liability balances for all periods presented. The Company elected the practical expedients in paragraphs 606-10-50-14 and 50-14A and does not disclose the amount of transaction price allocated to remaining performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed, or variable consideration related to future service periods.

Collections of the amounts billed are typically paid by the customers within 30 to 60 days.